Plant and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Plant and Equipment

4.	PLANT AND EQUIPMENT

Plant and equipment as of December 31, 2017 and June 30, 2017 are summarized below:

	December 31, 2017	June 30, 2017
Furniture and fittings	$677	$640
Office equipment	9,480	8,961
Motor vehicle	21,398	20,225
Computer	1,762	1,666
Ai-Robots	5,221	-
Total plant and equipment	$38,538	$31,492
Accumulated depreciation	(14,413)	(11,966)
Plant and equipment, net	$24,125	$19,526

Depreciation expense for the three and six months ended December 31, 2017 were $801 and $1,666 respectively.

Depreciation expense for the three and six months ended December 31, 2016 were $369 and $2,454, respectively.

3. PLANT AND EQUIPMENT

Plant and equipment as of June 30, 2017 and June 30, 2016 are summarized below:

	2017	2016
Furniture and Fittings	$640	683
Office equipment	8,961	2,114
Motor vehicle	20,225	21,582
Computer	1,666	1,778
Total plant and equipment	31,492	26,157
Accumulated depreciation	(11,966)	(10,030)
Plant and equipment, net	$19,526	16,127

Depreciation expense for the years ended June 30, 2017 and June 30, 2016 were $2,649 and $3,019, respectively.

As of June 30, 2017 and 2016, the Company has one motor vehicle under finance lease with a carrying value of $10,619 and $13,488 respectively.